Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against Euro (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (39,410)	£ (32,547)	£ (19,582)
Total equity	8,526	9,059	20,909	£ 35,055
Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(39,410)	(32,547)	(19,582)
Euro denominated net financial liabilities	(1,360)	(723)	(640)
Total equity	8,526	9,059	20,909
If Sterling Rose 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(35,618)	(29,056)	(18,645)
Euro denominated net financial liabilities	(1,133)	(603)	(533)
Total equity	8,753	9,180	18,879
If Sterling Fell 20% | Currency Risk | Euro
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(45,099)	(37,784)	(21,257)
Euro denominated net financial liabilities	(1,700)	(904)	(800)
Total equity	£ 8,186	£ 8,878	£ 23,995